Loans and other financial assets at amortized cost - Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 2,674,644			₩ 2,630,604
Loans	398,706,030			386,069,294
Other financial assets	11,115,109			9,771,918
Total	₩ 412,495,783	[1]	$ 285,553,136	₩ 398,471,816	[1]

[1]	Cash and cash equivalents are not included